Vanguard® Government Securities Active ETF
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (68.2%)
U.S. Government Securities (39.2%)
	United States Treasury Note/Bond	3.875%	7/15/2028	93	94
	United States Treasury Note/Bond	4.250%	6/30/2029	85	87
	United States Treasury Note/Bond	3.875%	9/30/2029	260	262
	United States Treasury Note/Bond	4.125%	10/31/2029	250	254
	United States Treasury Note/Bond	3.500%	1/31/2030	210	209
	United States Treasury Note/Bond	3.750%	5/31/2030	28	28
	United States Treasury Note/Bond	4.000%	5/31/2030	198	201
	United States Treasury Note/Bond	3.875%	6/30/2030	1,120	1,128
	United States Treasury Note/Bond	3.875%	7/31/2030	185	186
	United States Treasury Note/Bond	4.125%	8/31/2030	270	275
	United States Treasury Note/Bond	3.625%	9/30/2030	189	188
	United States Treasury Note/Bond	3.625%	10/31/2030	64	64
	United States Treasury Note/Bond	4.375%	11/30/2030	160	165
	United States Treasury Note/Bond	4.000%	1/31/2031	130	131
[1]	United States Treasury Note/Bond	4.625%	5/31/2031	712	742
	United States Treasury Note/Bond	4.250%	6/30/2031	95	97
	United States Treasury Note/Bond	4.125%	7/31/2031	210	213
	United States Treasury Note/Bond	1.250%	8/15/2031	345	301
	United States Treasury Note/Bond	3.750%	8/31/2031	154	154
	United States Treasury Note/Bond	3.625%	9/30/2031	49	48
	United States Treasury Note/Bond	1.375%	11/15/2031	361	315
	United States Treasury Note/Bond	4.125%	2/29/2032	71	72
	United States Treasury Note/Bond	4.000%	4/30/2032	1,193	1,202
	United States Treasury Note/Bond	2.875%	5/15/2032	44	42
	United States Treasury Note/Bond	4.125%	5/31/2032	43	44
	United States Treasury Note/Bond	4.000%	6/30/2032	19	19
	United States Treasury Note/Bond	3.875%	9/30/2032	83	83
	United States Treasury Note/Bond	4.125%	11/15/2032	101	103
	United States Treasury Note/Bond	3.375%	5/15/2033	79	76
	United States Treasury Note/Bond	3.875%	8/15/2033	90	90
	United States Treasury Note/Bond	4.500%	11/15/2033	108	112
	United States Treasury Note/Bond	4.000%	2/15/2034	154	154
	United States Treasury Note/Bond	4.375%	5/15/2034	174	177
	United States Treasury Note/Bond	3.875%	8/15/2034	200	197
	United States Treasury Note/Bond	4.250%	11/15/2034	967	978
	United States Treasury Note/Bond	4.625%	2/15/2035	60	62
	United States Treasury Note/Bond	4.250%	5/15/2039	17	17
	United States Treasury Note/Bond	4.375%	11/15/2039	203	200
	United States Treasury Note/Bond	4.625%	2/15/2040	170	172
	United States Treasury Note/Bond	1.125%	5/15/2040	25	16
	United States Treasury Note/Bond	3.875%	8/15/2040	10	10
	United States Treasury Note/Bond	1.375%	11/15/2040	134	87
	United States Treasury Note/Bond	1.875%	2/15/2041	95	67
	United States Treasury Note/Bond	4.375%	5/15/2041	34	33
	United States Treasury Note/Bond	1.750%	8/15/2041	101	68
	United States Treasury Note/Bond	2.000%	11/15/2041	4	3
	United States Treasury Note/Bond	2.375%	2/15/2042	295	218
	United States Treasury Note/Bond	3.250%	5/15/2042	50	42
	United States Treasury Note/Bond	3.375%	8/15/2042	50	42
	United States Treasury Note/Bond	4.000%	11/15/2042	35	32
	United States Treasury Note/Bond	2.875%	5/15/2043	33	26
	United States Treasury Note/Bond	3.875%	5/15/2043	40	36
	United States Treasury Note/Bond	4.375%	8/15/2043	47	45
	United States Treasury Note/Bond	4.750%	11/15/2043	3	3
	United States Treasury Note/Bond	4.500%	2/15/2044	42	41
	United States Treasury Note/Bond	4.625%	5/15/2044	54	53
	United States Treasury Note/Bond	4.125%	8/15/2044	47	43
	United States Treasury Note/Bond	3.000%	11/15/2044	25	19
	United States Treasury Note/Bond	4.625%	11/15/2044	138	136
	United States Treasury Note/Bond	2.500%	2/15/2045	72	51
	United States Treasury Note/Bond	4.750%	2/15/2045	337	336
	United States Treasury Note/Bond	5.000%	5/15/2045	142	146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.875%	8/15/2045	12	9
	United States Treasury Note/Bond	4.875%	8/15/2045	120	121
	United States Treasury Note/Bond	2.750%	8/15/2047	36	26
	United States Treasury Note/Bond	2.750%	11/15/2047	276	197
	United States Treasury Note/Bond	3.000%	2/15/2048	55	41
	United States Treasury Note/Bond	3.125%	5/15/2048	58	44
	United States Treasury Note/Bond	3.000%	8/15/2048	63	46
	United States Treasury Note/Bond	3.375%	11/15/2048	116	92
	United States Treasury Note/Bond	3.000%	2/15/2049	66	49
	United States Treasury Note/Bond	2.875%	5/15/2049	65	47
	United States Treasury Note/Bond	2.250%	8/15/2049	63	40
	United States Treasury Note/Bond	2.375%	11/15/2049	60	39
	United States Treasury Note/Bond	2.000%	2/15/2050	100	59
	United States Treasury Note/Bond	1.250%	5/15/2050	812	389
	United States Treasury Note/Bond	1.375%	8/15/2050	40	20
	United States Treasury Note/Bond	1.625%	11/15/2050	72	38
	United States Treasury Note/Bond	1.875%	2/15/2051	92	51
	United States Treasury Note/Bond	2.375%	5/15/2051	369	233
	United States Treasury Note/Bond	2.000%	8/15/2051	321	184
	United States Treasury Note/Bond	1.875%	11/15/2051	83	46
	United States Treasury Note/Bond	2.250%	2/15/2052	71	43
	United States Treasury Note/Bond	2.875%	5/15/2052	66	46
[2]	United States Treasury Note/Bond	3.000%	8/15/2052	76	55
	United States Treasury Note/Bond	4.000%	11/15/2052	195	169
	United States Treasury Note/Bond	3.625%	2/15/2053	56	46
	United States Treasury Note/Bond	3.625%	5/15/2053	63	51
	United States Treasury Note/Bond	4.125%	8/15/2053	76	67
	United States Treasury Note/Bond	4.750%	11/15/2053	83	82
	United States Treasury Note/Bond	4.250%	2/15/2054	462	419
	United States Treasury Note/Bond	4.625%	5/15/2054	57	55
	United States Treasury Note/Bond	4.250%	8/15/2054	78	70
	United States Treasury Note/Bond	4.500%	11/15/2054	479	453
	United States Treasury Note/Bond	4.625%	2/15/2055	273	263
	United States Treasury Note/Bond	4.750%	5/15/2055	127	125
	United States Treasury Note/Bond	4.750%	8/15/2055	101	99
					14,309
Conventional Mortgage-Backed Securities (8.0%)
[3,4]	Fannie Mae Pool	1.080%	12/1/2027	19	18
[3,4]	Fannie Mae Pool	1.230%	12/1/2027	10	10
[3,4]	Fannie Mae Pool	1.330%	10/1/2028	20	19
[3,4]	Fannie Mae Pool	1.384%	12/1/2030	18	16
[3,4]	Fannie Mae Pool	1.385%	10/1/2028	20	19
[3,4]	Fannie Mae Pool	1.400%	10/1/2028	30	28
[3,4]	Fannie Mae Pool	1.455%	10/1/2028	10	9
[3,4]	Fannie Mae Pool	1.470%	10/1/2028	20	19
[3,4]	Fannie Mae Pool	1.540%	5/1/2028	10	10
[3,4]	Fannie Mae Pool	1.700%	9/1/2028	9	9
[3,4]	Fannie Mae Pool	1.740%	2/1/2029	10	9
[3,4]	Fannie Mae Pool	2.190%	11/1/2026	380	374
[3,4]	Fannie Mae Pool	2.360%	11/1/2026	10	10
[3,4]	Fannie Mae Pool	2.380%	9/1/2028	44	42
[3,4]	Fannie Mae Pool	2.420%	8/1/2028	17	16
[3,4]	Fannie Mae Pool	2.470%	11/1/2028	113	109
[3,4]	Fannie Mae Pool	2.550%	9/1/2028	18	17
[3,4]	Fannie Mae Pool	2.620%	4/1/2050	9	7
[3,4]	Fannie Mae Pool	2.890%	1/1/2028	17	16
[3,4]	Fannie Mae Pool	2.910%	12/1/2027	143	141
[3,4]	Fannie Mae Pool	2.930%	10/1/2027	30	30
[3,4]	Fannie Mae Pool	2.965%	1/1/2028	10	10
[3,4]	Fannie Mae Pool	3.040%	7/1/2027	50	50
[3,4]	Fannie Mae Pool	3.060%	8/1/2027	8	8
[3,4]	Fannie Mae Pool	3.090%	3/1/2027	330	327
[3,4]	Fannie Mae Pool	3.120%	10/1/2027	164	162
[3,4]	Fannie Mae Pool	3.150%	11/1/2027	28	28
[3,4]	Fannie Mae Pool	3.180%	1/1/2028	246	243
[3,4]	Fannie Mae Pool	3.220%	4/1/2028	19	18
[3,4]	Fannie Mae Pool	3.230%	7/1/2027	9	9
[3,4]	Fannie Mae Pool	3.450%	5/1/2045	30	25
[3,4]	Fannie Mae Pool	4.150%	8/1/2030	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae Pool	4.180%	8/1/2030	20	20
[3,4]	Fannie Mae Pool	4.190%	5/1/2030–7/1/2030	45	45
[3,4]	Fannie Mae Pool	4.200%	8/1/2030	25	25
[3,4]	Fannie Mae Pool	4.220%	9/1/2030	40	40
[3,4]	Fannie Mae Pool	4.230%	5/1/2030	50	50
[3,4]	Fannie Mae Pool	4.260%	9/1/2030	10	10
[3,4]	Fannie Mae Pool	4.290%	4/1/2030	50	50
[3,4]	Fannie Mae Pool	4.305%	9/1/2030	10	10
[3,4]	Fannie Mae Pool	4.340%	9/1/2030	20	20
[3,4]	Fannie Mae Pool	4.390%	7/1/2028	10	10
[3,4]	Fannie Mae Pool	4.420%	7/1/2030	25	25
[3,4]	Fannie Mae Pool	4.490%	9/1/2030	50	51
[3,4]	Fannie Mae Pool	4.510%	9/1/2030	30	30
[3,4]	Fannie Mae Pool	4.650%	8/1/2028–2/1/2029	60	61
[3,4]	Freddie Mac Gold Pool	1.250%	4/1/2027	28	27
[3,4]	Freddie Mac Gold Pool	2.060%	10/1/2026	18	18
[3,4]	Freddie Mac Gold Pool	2.120%	10/1/2026	18	18
[3,4]	Freddie Mac Gold Pool	4.250%	4/1/2030	10	10
[3,4]	Freddie Mac Gold Pool	5.200%	9/1/2050	230	226
[3,4]	UMBS Pool	2.500%	2/1/2035–4/1/2036	205	200
[3,4]	UMBS Pool	5.000%	10/1/2035	135	137
					2,916
Nonconventional Mortgage-Backed Securities (21.0%)
[3,4]	Fannie Mae Pool	4.521%	9/1/2055	50	50
[3,4]	Fannie Mae Pool	4.551%	10/1/2055	50	50
[3,4]	Fannie Mae Pool	4.864%	12/1/2055	50	50
[3,4]	Fannie Mae Pool	5.079%	9/1/2055	22	23
[3,4]	Fannie Mae Pool	5.408%	9/1/2055	29	29
[3,4]	Fannie Mae Pool	5.699%	9/1/2055	38	39
[3,4]	Fannie Mae REMICS	1.500%	1/25/2051	115	92
[3,4]	Fannie Mae REMICS	1.750%	5/25/2041	105	96
[3,4]	Fannie Mae REMICS	2.000%	6/25/2048–9/25/2050	1,497	1,025
[3,4]	Fannie Mae REMICS	2.500%	4/25/2043–9/25/2048	265	236
[3,4]	Fannie Mae REMICS	3.000%	6/25/2033–11/25/2049	345	305
[3,4]	Fannie Mae REMICS	3.200%	2/25/2049	118	115
[3,4]	Fannie Mae REMICS	3.500%	5/25/2047	118	114
[3,4]	Fannie Mae REMICS	4.000%	8/25/2050	94	84
[3,4]	Fannie Mae REMICS	5.000%	8/25/2055	116	116
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.028%	9/1/2055	48	48
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.177%	10/1/2055	50	50
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.334%	9/1/2055	49	50
[3,4]	Freddie Mac REMICS	2.000%	9/15/2047–5/25/2051	481	423
[3,4]	Freddie Mac REMICS	2.500%	10/25/2047–12/25/2048	413	381
[3,4]	Freddie Mac REMICS	3.000%	12/25/2049	160	132
[3,4]	Freddie Mac REMICS	3.500%	9/15/2040–10/25/2050	209	193
[3,4]	Freddie Mac REMICS	4.500%	12/25/2055	743	733
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	11/20/2055	180	180
[3]	Ginnie Mae REMICS	2.500%	10/20/2043–12/20/2050	247	218
[3]	Ginnie Mae REMICS	3.000%	9/20/2046–5/20/2055	580	521
[3]	Ginnie Mae REMICS	3.500%	4/20/2048	923	888
[3]	Ginnie Mae REMICS	4.000%	8/20/2041–11/20/2055	1,284	1,258
[3]	Ginnie Mae REMICS	5.000%	6/20/2055	154	148
					7,647
Total U.S. Government and Agency Obligations (Cost $24,890)					24,872
Asset-Backed/Commercial Mortgage-Backed Securities (27.0%)
[3,6]	Citigroup Mortgage Loan Trust Series 2025-LTV1	5.237%	12/25/2055	99	99
[3,4]	Fannie Mae-Aces Series 2012-M14	2.876%	9/25/2027	33	32
[3,4]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/2027	34	33
[3,4]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/2027	114	113
[3,4]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/2027	63	63
[3,4]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/2029	66	64
[3,4]	Fannie Mae-Aces Series 2017-M13	2.935%	9/25/2027	331	327
[3,4]	Fannie Mae-Aces Series 2017-M14	2.810%	11/25/2027	22	21
[3,4]	Fannie Mae-Aces Series 2017-M15	2.966%	9/25/2027	20	20
[3,4]	Fannie Mae-Aces Series 2017-M15	3.158%	11/25/2027	959	949
[3,4]	Fannie Mae-Aces Series 2018-M1	2.984%	12/25/2027	27	26
[3,4]	Fannie Mae-Aces Series 2018-M7	3.030%	3/25/2028	1,912	1,883
[3,4]	Fannie Mae-Aces Series 2018-M8	3.311%	6/25/2028	39	39

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae-Aces Series 2018-M10	3.354%	7/25/2028	10	9
[3,4]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/2029	865	850
[3,4]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/2029	43	42
[3,4]	Fannie Mae-Aces Series 2024-M6	2.904%	7/25/2027	420	415
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/2027	50	50
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/2027	20	20
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/2027	175	173
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/2027	324	321
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/2027	40	40
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/2028	20	20
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/2028	210	209
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/2028	60	60
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/2028	40	40
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/2028	80	80
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/2028	150	150
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/2028	60	60
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/2028	170	171
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K086	3.859%	11/25/2028	40	40
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/2028	68	68
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/2029	20	20
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/2029	60	59
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/2029	20	19
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/2028	670	684
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/2028	500	512
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	850	870
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/2028	10	10
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/2028	19	18
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/2028	50	47
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	1.752%	12/25/2028	200	188
[3,6]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	74	65
[3,6]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	108	91
[3,6]	PMT Loan Trust Series 2025-CNF1	5.000%	10/25/2056	143	143
[3,6]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	100	101
[3,5,6]	PMT Loan Trust Series 2025-INV9, SOFR30A + 1.300%	5.165%	9/1/2056	142	143
[3,6]	PMT Loan Trust Series 2025-INV12	5.293%	12/25/2056	300	300
[3,6]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	99	93
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $9,838)					9,850
				Shares
Temporary Cash Investments (4.4%)
Money Market Fund (4.4%)
[7]	Vanguard Market Liquidity Fund (Cost $1,590)	3.780%		15,896	1,590
Total Investments (99.6%) (Cost $36,318)					36,312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.3%)
[3,4,8]	UMBS Pool (Proceeds $101)	5.500%	1/25/2056	(100)	(101)
Other Assets and Liabilities—Net (0.7%)					241
Net Assets (100%)					36,452
Cost is in $000.
1	Securities with a value of $45 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $27 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $1,035, representing 2.8% of net assets.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2025.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	22	4,593	—
5-Year U.S. Treasury Note	March 2026	23	2,514	1
Long U.S. Treasury Bond	March 2026	3	347	—
				1

Short Futures Contracts
10-Year U.S. Treasury Note	March 2026	(1)	(113)	—
Ultra 10-Year U.S. Treasury Note	March 2026	(16)	(1,840)	(2)
				(2)
				(1)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount (000)[2]	Interest Rate Received[3] (%)	Interest Rate (Paid)[4] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/15/2027	4/3/2026	750	0.000	(3.128)	1	1
12/15/2027	4/3/2026	250	0.000	(3.230)	—	—
5/31/2030	4/3/2026	230	0.000	(3.428)	—	—
5/31/2030	4/3/2026	120	0.000	(3.282)	1	1
					2	2
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Notional amount denominated in U.S. dollar.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Interest payment received/(paid) annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	24,872	—	24,872
Asset-Backed/Commercial Mortgage-Backed Securities	—	9,850	—	9,850
Temporary Cash Investments	1,590	—	—	1,590
Total	1,590	34,722	—	36,312
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(101)	—	(101)

Derivative Financial Instruments
Assets
Futures Contracts[1]	1	—	—	1
Swap Contracts[1]	—	2	—	2
Total	1	2	—	3
Liabilities
Futures Contracts[1]	(2)	—	—	(2)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.